Distribution of Profit (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	$ 266,478